FINANCIAL INCOME (EXPENSE), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
FINANCIAL INCOME (EXPENSE), NET [Abstract]
Interest income			$ 3		$ 16
Interest expenses	(29)
Exchange rate loss and bank charges	(257)		(194)		(182)
Expenses in respect of convertible debentures, including interest		[1]		[1]	(745)	[1]
Financial income (expense), net	$ (286)		$ (191)		$ (911)

[1]	See also Note 7.